Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 238	$ 279	$ 252
Increase based on tax positions related to current year	21	35	68
Decrease based on tax positions of prior years	(23)	(44)	(31)
Settlements	(8)	(24)	(10)
Statute expirations	(10)	(7)	(5)
Foreign currency translation	(16)	(1)	5
Balance, ending of year	$ 202	$ 238	$ 279